COMMON SHARES (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Common shares, issued	102,741,977	102,121,144
Common shares, outstanding	102,741,977	102,121,144
Restricted shares exercised	620,833	560,400
Common shares issued as a result of the exercise of shares options and issuance of restricted shares	620,833	560,400